Financial Instruments	12 Months Ended
Dec. 27, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
Fair Value of Derivative Instruments:
The fair values and the levels within the fair value hierarchy of derivative instruments recorded on the consolidated balance sheets at December 27, 2014 and December 28, 2013 were:

	December 27, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$2	$5	$—	$—	$—	$—	$2	$5
Foreign exchange contracts	—	—	80	—	—	—	80	—
Derivatives not designated as hedging instruments:
Commodity contracts	46	99	—	4	—	—	46	103
Total fair value	$48	$104	$80	$4	$—	$—	$128	$108

	December 28, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$5	$4	$—	$—	$—	$—	$5	$4
Foreign exchange contracts	—	—	48	—	—	—	48	—
Derivatives not designated as hedging instruments:
Commodity contracts	39	20	1	1	—	—	40	21
Total fair value	$44	$24	$49	$1	$—	$—	$93	$25

The fair values of our asset derivatives are recorded within other current assets and other assets. The fair values of our liability derivatives are recorded within other current liabilities.
Level 1 financial assets and liabilities consist of commodity futures and options contracts and are valued using quoted prices in active markets for identical assets and liabilities.
Level 2 financial assets and liabilities consist of commodity forwards and foreign exchange forwards. Commodity forwards are valued using an income approach based on the observable market commodity index prices less the contract rate multiplied by the notional amount. Foreign exchange forwards are valued using an income approach based on observable market forward rates less the contract rate multiplied by the notional amount. Our calculation of the fair value of financial instruments takes into consideration the risk of nonperformance, including counterparty credit risk.
Derivative Volume:
The net notional values of our derivative instruments at December 27, 2014 and December 28, 2013 were:

	Notional Amount
	December 27, 2014	December 28, 2013
	(in millions)
Commodity contracts	$1,543	$1,349
Foreign exchange contracts	1,074	901

Cash Flow Hedges:
Cash flow hedge activity, net of income taxes, within accumulated other comprehensive losses included:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Accumulated other comprehensive losses at beginning of period	$(129)	$(152)	$(18)
Unrealized gains / (losses):
Commodity contracts	18	(16)	(57)
Foreign exchange contracts	38	36	(5)
Interest rate contracts	—	—	(137)
	56	20	(199)
Transfer of realized (gains) / losses to earnings:
Commodity contracts	(18)	26	49
Foreign exchange contracts	(41)	(31)	1
Interest rate contracts	7	8	19
	(52)	3	69
Transfer of realized losses from Mondelēz International	—	—	(4)
Accumulated other comprehensive losses at end of period	$(125)	$(129)	$(152)

The gains / (losses) on ineffectiveness recognized in pre-tax earnings were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Commodity contracts	$1	$—	$(4)
Interest rate contracts	—	—	(23)
Total	$1	$—	$(27)

We record the pre-tax gain or loss reclassified from accumulated other comprehensive losses and the gain or loss on ineffectiveness in:

•	cost of sales for commodity contracts;

•	cost of sales for foreign exchange contracts related to forecasted transactions; and

•	interest and other expense, net for foreign exchange contracts related to intercompany loans and interest rate contracts.
Based on our valuation at December 27, 2014, we would expect to transfer unrealized losses of $4 million (net of taxes) for commodity cash flow hedges, unrealized gains of $17 million (net of taxes) for foreign currency cash flow hedges, and unrealized losses of $8 million (net of taxes) for interest rate cash flow hedges to earnings during the next 12 months.
Hedge Coverage:
At December 27, 2014, we had hedged forecasted transactions for the following durations:

•	commodity transactions for periods not exceeding the next two years;

•	foreign currency transactions for periods not exceeding the next four years; and

•	interest rate transactions for periods not exceeding the next 28 years.
Economic Hedges:
Gains recorded in pre-tax earnings for economic hedges that are not designated as hedging instruments included:

	For the Years Ended			Location of (Losses) / Gains Recognized Earnings
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Commodity contracts	$26	$14	$36	Cost of sales
Foreign exchange contracts	2	—	—	Selling, general and administrative expenses
	$28	$14	$36